SEGMENT AND GEOGRAPHICAL INFORMATION	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT AND GEOGRAPHICAL INFORMATION
NOTE 15 – SEGMENT AND GEOGRAPHICAL INFORMATION

The Company operates in three reportable segments: (a) corporate (b) airport security and other aviation services and (c) authentication technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provides security and other aviation services to airlines and airport authorities, predominantly in Europe and the United States of America. The authentication technology segment provides authentication services to financial and other institutions, predominantly in Europe and the United States of America.

All inter-segment transactions are eliminated in consolidation. The accounting policies of the segments are the same as the accounting policies of the Company as a whole.

The operating results of these reportable segments are regularly reviewed by the chief operating decision.

		Airport Security
		and Other	Authentication
	Corporate	Aviation Services	Technology	Total
Six months ended June 30, 2022:
Revenue	$-	$131,191	$24,820	$156,011
Depreciation and amortization	41	466	610	1,117
Net income (loss)	(1,198)	1,276	(123)	(45)
Total assets	$10,108	$105,906	$70,459	$186,473

Six months ended June 30, 2021:
Revenue	$-	$114,001	$40,418	$154,419
Depreciation and amortization	37	698	250	985
Net income (loss)	(760)	9,241	20,460	28,941
Total assets	$10,739	$107,368	$66,067	$184,174

The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Six months ended June 30,
	2022	2021
Germany	$57,063	$56,026
United States of America	42,842	49,418
The Netherlands	28,385	22,698
Spain	17,300	14,205
Other	10,421	12,072
Total	$156,011	$154,419

The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization by country:

	June 30,	December 31,
	2022	2021
Germany	$356	$361
United States of America	701	422
The Netherlands	452	624
Spain	113	118
Other	4,508	4,185
Total	$6,130	$5,710

Property and equipment, net, in other countries include $4,227 and $3,956 property and equipment in Israel as of June 30, 2022 and December 31, 2021.